Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	Titan Holdings Corp.
Entity Central Index Key	0002107523
Entity Tax Identification Number	37-2218985
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	701 Brickell Avenue
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(786)
Local Phone Number	847-3320
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	701 Brickell Avenue
Entity Address, Address Line Two	Suite 1550
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(786)
Local Phone Number	847-3320
Contact Personnel Name	Thomas D. Hennessy